UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-719
                                   -------

The Value Line Aggressive Income Trust
--------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: January 31,2007
                        ----------------

Date of reporting period: October 31,2006
                          ---------------

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 10/31/06 is included with this Form.

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)                            October 31, 2006
-------------------------------------------------------------------------------

  Principal
    Amount                                                            Value
-------------------------------------------------------------------------------
  CONVERTIBLE CORPORATE BONDS & NOTES  (0.9%)
                AIR TRANSPORT  (0.6%)
$     250,000   ExpressJet Holdings, Inc.,
                  4.25%, 8/1/23                                 $       236,875
                RETAIL - AUTOMOTIVE  (0.3%)
      100,000   PEP Boys-Manny Moe & Jack (The),
                  4.25%, 6/1/07                                          99,875
                                                                ---------------

                  TOTAL CONVERTIBLE CORPORATE BONDS & NOTES
                    (Cost $340,632)                                     336,750
                                                                ---------------
  CORPORATE BONDS & NOTES  (80.9%)
                AIR TRANSPORT  (1.5%)
      600,000   CHC Helicopter Corp., Senior Subordinated
                  Notes, 7.38%, 5/1/14                                  573,000
                APPAREL  (2.0%)
      750,000   Phillips-Van Heusen Corp., Senior Notes,
                  7.25%, 2/15/11                                        755,625
                AUTO & TRUCK  (1.9%)
      500,000   Ford Motor Co., Global Landmark Securities,
                  7.45%, 7/16/31                                        391,875
      400,000   General Motors Corp., Debentures, 8.25%,
                  7/15/23                                               355,000
                                                                ---------------
                                                                        746,875
                CABLE TV  (2.0%)
      750,000   MediaCom LLC, Senior Notes,
                  9.50%, 1/15/13                                        769,688
                CHEMICAL - BASIC  (1.3%)
                500,000 Georgia Gulf Corp., Senior Notes,
                  9.50%, 10/15/14 (1)                                   492,500
                CHEMICAL - DIVERSIFIED  (1.4%)
      500,000   Equistar Chemicals L.P., Guaranteed Notes,
                  10.13%, 9/1/08                                        530,000
                CHEMICAL - SPECIALTY  (4.4%)
      600,000   ARCO Chemical Co., Debentures,
                  9.80%, 2/1/20                                         678,000
      500,000   OM Group, Inc., Guaranteed  Notes, 9.25%,
                  12/15/11                                              521,250
      500,000   PolyOne Corp., Senior Notes,
                   8.88%, 5/1/12                                        507,500
                                                                ---------------
                                                                      1,706,750
                COAL  (5.3%)
      500,000   Alpha Natural Resources LLC/Alpha Natural
                  Resources Capital Corp., Senior Notes,
                  10.00%, 6/1/12                                        537,500
      750,000   Consolidation Coal, Notes, Series MTN,
                  8.25%, 6/1/07 (1)                                     755,006
      750,000   Massey Energy Co., Senior Notes,
                  6.63%, 11/15/10                                       742,500
                                                                ---------------
                                                                      2,035,006
                COMPUTER & PERIPHERALS  (1.3%)
      500,000   Unisys Corp., Senior Notes,
                  6.88%, 3/15/10                                        481,250
                DIVERSIFIED COMPANIES  (1.1%)
      500,000   Geon Co. (The), Debentures,
                  7.50%, 12/15/15                                       437,500
                DRUG  (1.3%)
      500,000   Elan Finance PLC, Senior Notes,
                  7.75%, 11/15/11                                       491,250
                ELECTRONICS  (1.3%)
      500,000   Celestica, Inc., Senior Subordinated Notes,
                  7.88%, 7/1/11                                         505,000
                FOOD PROCESSING  (4.3%)
      600,000   Chiquita Brands International, Inc., Senior
                  Notes, 7.50%, 11/1/14                                 519,000
       30,000   Land O' Lakes, Inc., Senior Notes,
                  8.75%, 11/15/11                                        31,162
      500,000   Sensient Technologies Corp.,
                  6.50%, 4/1/09                                         498,408
      600,000   Smithfield Foods, Inc., Senior Subordinated
                  Notes, 7.63%, 2/15/08                                 609,750
                                                                ---------------
                                                                      1,658,320
                HOME BUILDING  (1.1%)
      400,000   Beazer Homes USA, Inc., Senior Notes, 8.13%,
                  6/15/16                                               407,000
                HOTEL/GAMING  (4.2%)
      600,000   American Casino & Entertainment Properties,
                  Secured Notes,
                  7.85%, 2/1/12                                         610,500
      500,000   Boyd Gaming Corp., Senior Subordinated
                  Notes, 6.75%, 4/15/14                                 489,375
      500,000   Hilton Hotels Corp., Senior Notes,
                  7.50%, 12/15/17                                       529,952
                                                                ---------------
                                                                      1,629,827
                MACHINERY  (0.9%)
      325,000   JLG Industries, Inc., Senior Subordinated
                  Notes, 8.38%, 6/15/12                                 342,875
                MARITIME  (2.9%)
    1,100,000   Gulfmark Offshore, Inc., Guaranteed Notes,
                  7.75%, 7/15/14                                      1,105,500
                METALS & MINING DIVERSIFIED  (3.4%)
      800,000   Allegheny Technologies, Inc., Notes, 8.38%,
                  12/15/11                                              840,000
      500,000   Novelis, Inc., Senior Notes,
                  7.25%, 2/15/15 (1)                                    477,500
                                                                ---------------
                                                                      1,317,500
                NATURAL GAS - DISTRIBUTION  (1.5%)
      600,000   Ferrellgas Escrow LLC/Ferrellgas Finance
                  Escrow Corp., Senior Notes,
                  6.75%, 5/1/14                                         585,000

  Principal
    Amount                                                            Value
-------------------------------------------------------------------------------
                NATURAL GAS - DIVERSIFIED  (5.9%)
$     750,000   El Paso Corp., Senior Notes,
                  6.75%, 5/15/09                                $       757,500
      500,000   KCS Energy, Inc., Senior Notes,
                  7.13%, 4/1/12                                         480,000
    1,000,000   Williams Cos, Inc., Notes, 7.13%, 9/1/11              1,032,500
                                                                ---------------
                                                                      2,270,000
                OILFIELD SERVICES/EQUIPMENT  (3.9%)
      500,000   Basic Energy Services, Inc., Senior Notes,
                  7.13%, 4/15/16                                        476,250
    1,000,000   Bluewater Finance Ltd., Guaranteed Notes,
                  10.25%, 2/15/12                                     1,020,000
                                                                ---------------
                                                                      1,496,250
                PETROLEUM - PRODUCING  (4.6%)
      700,000   Stone Energy Corp., Senior Subordinated
                  Notes, 8.25%, 12/15/11                                695,625
    1,000,000   Western Oil Sands, Inc., Secured Notes,
                  8.38%, 5/1/12                                       1,075,000
                                                                ---------------
                                                                      1,770,625
                POWER  (1.4%)
      500,000   Reliant Energy, Inc., Senior Secured Notes,
                  9.25%, 7/15/10                                        517,500
                R.E.I.T.  (3.3%)
      250,000   Crescent Real Estate Equities, Senior Notes,
                  9.25%, 4/15/09                                        257,500
      500,000   Senior Housing Properties Trust, Senior
                  Notes, 8.63%, 1/15/12                                 538,750
      500,000   William Lyon Homes, Inc., Guaranteed Notes,
                  10.75%, 4/1/13                                        465,000
                                                                ---------------
                                                                      1,261,250
                RESTAURANT  (1.4%)
      500,000   O'Charleys, Inc., Senior Subordinated Notes,
                  9.00%, 11/1/13                                        520,000
                RETAIL - SPECIAL LINES  (5.2%)
      500,000   Blyth, Inc., Notes, 7.90%, 10/1/09                      502,500
      500,000   Broder Brothers, Co., Senior Notes, 11.25%,
                  10/15/10                                              488,750
      500,000   Jo-Ann Stores, Inc., Senior Subordinated
                  Notes, 7.50%, 3/1/12                                  440,000
      600,000   NBTY, Inc., Senior Subordinated Notes,
                  7.13%, 10/1/15                                        583,500
                                                                ---------------
                                                                      2,014,750
                RETAIL STORE  (2.5%)
      410,000   Dillard's, Inc., Notes, 7.85%, 10/1/12                  424,350
      500,000   Dollar General Corp., 8.63%, 6/15/10                    533,125
                                                                ---------------
                                                                        957,475
                SEMICONDUCTOR  (2.2%)
      500,000   Advanced Micro Devices, Inc., Senior Notes,
                  7.75%, 11/1/12                                        508,750
      350,000   AGY Holding Corp., Senior 2nd Lien Notes,
                  11.00%, 11/15/14 (1)                                  351,750
                                                                ---------------
                                                                        860,500
                SHOE  (2.0%)
      750,000   Payless ShoeSource, Inc., Senior
                  Subordinated Notes, 8.25%, 8/1/13                     765,000
                STEEL - GENERAL  (1.2%)
      421,000   United States Steel Corp., Senior Notes,
                  9.75%, 5/15/10                                        447,839
                TELECOMMUNICATION SERVICES  (2.8%)
      500,000   Alamosa Delaware, Inc., Senior Notes, 8.50%,
                  1/31/12                                               531,725
      500,000   Citizens Communications Co., Notes, 9.25%,
                  5/15/11                                               554,375
                                                                ---------------
                                                                      1,086,100
                TRUCKING  (1.4%)
      500,000   Roadway Corp., Guaranteed Notes, 8.25%,
                  12/1/08                                               520,862
                                                                ---------------

                  TOTAL CORPORATE BONDS & NOTES
                    (Cost $30,505,505)                               31,058,617
                                                                ---------------

    Shares                                                            Value
-------------------------------------------------------------------------------
  CONVERTIBLE PREFERRED STOCK  (0.6%)
                CHEMICAL - DIVERSIFIED  (0.6%)
        6,000   Huntsman Corp. 5.00%, Pfd.                              229,500
                                                                ---------------

                  TOTAL CONVERTIBLE PREFERRED STOCK
                    (Cost $265,650)                                     229,500
                                                                ---------------
  PREFERRED STOCK  (0.7%)
                R.E.I.T.  (0.7%)
       10,000   Health Care REIT, Inc. Series F *                       257,300
                                                                ---------------

                  TOTAL PREFERRED STOCK
                    (Cost $250,000)                                     257,300
                                                                ---------------
  WARRANTS  (0.0%)
        3,334   XO Holdings, Inc., Series A, Expiring 1/16/10 *           2,067
        2,500   XO Holdings, Inc., Series B, Expiring 1/16/10 *           1,025
        2,500   XO Holdings, Inc., Series C, Expiring 1/16/10 *             500
                                                                ---------------

                  TOTAL WARRANTS
                    (Cost $0)                                             3,592
                                                                ---------------

    Shares                                                            Value
-------------------------------------------------------------------------------
  COMMON STOCKS  (2.7%)
                COMPUTER & PERIPHERALS  (0.2%)
       10,000   Quantum Corp. *                                 $        21,800
        8,000   Unisys Corp. *                                           52,320
                                                                ---------------
                                                                         74,120
                ELECTRICAL UTILITY - WEST  (0.3%)
        5,000   Xcel Energy, Inc.                                       110,350
                ELECTRONICS  (0.1%)
        8,000   Bookham, Inc. *                                          25,040
                FOREIGN TELECOMMUNICATIONS  (0.6%)
       10,000   Telecom Corporation of New Zealand Ltd. ADR             247,600
                MARITIME  (0.0%)
          500   Ship Finance International Ltd.                          10,535
                MEDICAL SUPPLIES  (0.5%)
        4,203   Baxter International, Inc.                              193,212
                NATURAL GAS - DISTRIBUTION  (0.1%)
        4,000   SEMCO Energy, Inc. *                                     22,800
                PRECIOUS METALS  (0.1%)
       12,000   Coeur d'Alene Mines Corp. *                              58,800
                R.E.I.T.  (0.6%)
       10,000   Crescent Real Estate Equities Co.                       218,000
                RECREATION  (0.0%)
        4,000   Meade Instruments Corp. *                                 7,640
                RETAIL STORE  (0.2%)
        5,000   Dollar General Corp.                                     70,150
                TELECOMMUNICATION SERVICES  (0.0%)
          421   XO Holdings, Inc. *                                       1,642
                                                                ---------------

                  TOTAL COMMON STOCKS
                    (Cost $930,525)                                   1,039,889
                                                                ---------------
                  TOTAL INVESTMENT SECURITIES (85.8%)
                    (Cost $32,292,312)                               32,925,648
                                                                ---------------

  Principal
    Amount                                                            Value
-------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS (2) (12.5%)
$   2,300,000     With Morgan Stanley & Co., 5.16%,
                    dated 10/31/06, due 11/1/06,
                    delivery value $2,300,330
                    (collateralized by $2,385,000 U.S.
                    Treasury Notes 4.0%, due 3/15/10,
                    with a value of $2,353,895)                 $     2,300,000
    2,500,000     With UBS Warburg, LLC, 5.18%, dated
                    10/31/06, due 11/1/06, delivery
                    value $2,500,360 (collateralized
                    by $2,108,000 U.S. Treasury Notes
                    6.375%, due 8/15/27, with a value
                    of $2,568,917)                                    2,500,000
                                                                ---------------

                  TOTAL REPURCHASE AGREEMENTS
                    (Cost $4,800,000)                                 4,800,000
                                                                ---------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  (1.7%)                  668,497
                                                                ---------------
NET ASSETS  (100%)                                              $    38,394,145
                                                                ---------------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE,
   PER OUTSTANDING SHARE
   ($38,394,145 / 7,782,899 shares outstanding)                 $          4.93
                                                                ---------------

*     Non-income producing.
(1) Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
ADR   American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of October 31, 2006 was as follows:

                                                                Total Net
                                                                Unrealized
Total Cost       Appreciation           Depreciation            Appreciation
--------------------------------------------------------------------------------
$37,092,312       $1,075,955             $(442,619)              $633,336

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By          /s/ Jean B. Buttner
            --------------------------------
            Jean B. Buttner, President

Date:       December 20, 2006
            ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Jean B. Buttner
            -------------------------------------------------------
            Jean B. Buttner, President, Principal Executive Officer

By:         /s/ Stephen R. Anastasio
            -------------------------------------------------------
            Stephen R. Anastasio, Treasurer

Date:       December 20, 2006
            ------------------------